Investment Objectives and Goals	Oct. 31, 2025
EuroPac International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – EuroPac International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the EuroPac International Value Fund (the “Fund”) is to seek income and long term capital appreciation.
EuroPac International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – EuroPac International Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the EuroPac International Bond Fund (the “Fund”) is to seek current income and capital appreciation.
EuroPac International Dividend Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – EuroPac International Dividend Income Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the EuroPac International Dividend Income Fund (the “Fund”) are to seek income and maximize growth of income
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
EP Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – EP Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the EP Emerging Markets Fund (the “Fund”) is to seek long term capital appreciation.
EuroPac Gold Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – EuroPac Gold Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the EuroPac Gold Fund (the “Fund”) is to seek long-term capital appreciation.